Other Current Assets, Net (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Other Current Assets, Net [Line Items]
Accrued annual interest rate	7.50%
Third Parties [Member]
Other Current Assets, Net [Line Items]
Other receivables	$ 8.2